Bank Operating Loans	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Bank Operating Loans	Bank Operating Loans
At December 31, 2020, the Company had unsecured short-term borrowing lines of credit with banks totaling $975 million(1) (December 31, 2019 – $900 million) and letters of credit under these lines of credit totaling $427 million (December 31, 2019 – $436 million). As at December 31, 2020, bank operating loans were $40 million (December 31, 2019 – $nil). Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates.
Sunrise Oil Sands Partnership has an unsecured demand credit facility of $10 million (December 31, 2019 – $10 million) available for general purposes. The Company’s proportionate share of the credit facility is $5 million (December 31, 2019 – $5 million). As at December 31, 2020, there was no balance outstanding under this credit facility (December 31, 2019 – no balance).
(1)    Includes $125 million demand facilities available specifically for letters of credit only.
The Company had the following available credit facilities as at December 31, 2020:

Credit Facilities
($ millions)	Available	Unused
Operating facilities(1) (note 15)	975	508
Syndicated bank facilities(2) (note 17)	4,000	3,650
End of year	4,975	4,158
(1)    Consists of demand credit facilities.
(2)    Commercial paper outstanding is supported by the Company’s Syndicated credit facilities.